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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		December 31, 2010

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
2/9/11

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:	0

Form 13F Information
Table Entry Total:           	43

Form 13F Table Value Total:  	170,111
                                            (thousands)
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
Name of Issuer			Title of Class	CUSIP	   Value  Shares  Inv.	        Other	 Voting Authority
							   x1000	  Discretion    Managers Sole	 Shared    None

ASHFORD HOSPITALITY TRUST	COM SHS		044103109  766 	  79,334  SOLE		N/A	 10,924     0	   68,410
APARTMENT INVT & MGMT CO -A	CL A		03748R101  2,498  96,663  SOLE		N/A	 33,013     0	   63,650
AMB PROPERTY CORP		COM		00163T109  3,577  112,788 SOLE		N/A	 36,108     0	   76,680
ALEXANDRIA REAL ESTATE EQUIT	COM		015271109  2,503  34,161  SOLE		N/A	 10,961     0	   23,200
AVALONBAY COMMUNITIES INC	COM		053484101  7,041  62,558  SOLE		N/A	 19,957     0	   42,601
BRANDYWINE REALTY TRUST		SH BEN INT NEW	105368203  659 	  56,581  SOLE		N/A	 7,811 	    0	   48,770
BIOMED REALTY TRUST INC		COM		09063H107  3,627  194,499 SOLE		N/A	 62,249     0	   132,250
BOSTON PROPERTIES INC		COM		101121101  6,600  76,656  SOLE		N/A	 25,955     0	   50,701
CBL & ASSOCIATES PROPERTIES	COM		124830100  3,521  201,194 SOLE		N/A	 64,114     0	   137,080
CEDAR SHOPPING CENTERS INC	COM NEW		150602209  1,037  164,887 SOLE		N/A	 22,566     0	   142,321
CAMDEN PROPERTY TRUST		SH BEN INT	133131102  4,393  81,381  SOLE		N/A	 25,951     0	   55,430
DEVELOPERS DIVERSIFIED RLTY	COM		251591103  3,652  259,210 SOLE		N/A	 82,710     0	   176,500
DOUGLAS EMMETT INC		COM		25960P109  2,731  164,546 SOLE		N/A	 52,346     0	   112,200
DUPONT FABROS TECHNOLOGY	COM		26613Q106  548 	  25,780  SOLE		N/A	 3,530 	    0	   22,250
DIGITAL REALTY TRUST INC	COM		253868103  2,466  47,837  SOLE		N/A	 17,137     0	   30,700
DUKE REALTY CORP		COM NEW		264411505  2,023  162,376 SOLE		N/A	 22,301     0	   140,075
DIAMONDROCK HOSPITALITY CO	COM		252784301  1,971  164,245 SOLE		N/A	 75,085     0	   89,160
EQUITY RESIDENTIAL		SH BEN INT	29476L107  6,950  133,776 SOLE		N/A	 42,676     0	   91,100
FELCOR LODGING TRUST INC	COM		31430F101  867 	  123,165 SOLE		N/A	 17,055     0	   106,110
FIRST INDUSTRIAL REALTY TR	COM		32054K103  2,330  266,038 SOLE		N/A	 83,308     0	   182,730
GENERAL GROWTH PROPERTIES	COM		370023103  4,096  264,593 SOLE		N/A	 89,623     0	   174,970
HEALTH CARE REIT INC		COM		42217K106  4,935  103,580 SOLE		N/A	 33,015     0	   70,565
HCP INC				COM		40414L109  7,966  216,523 SOLE		N/A	 69,333     0	   147,190
HOST HOTELS & RESORTS INC	COM		44107P104  6,678  373,684 SOLE		N/A	 119,584    0	   254,100
HERSHA HOSPITALITY TRUST	SH BEN INT A	427825104  811 	  122,812 SOLE		N/A	 16,832     0	   105,980
KIMCO REALTY CORP		COM		49446R109  6,359  352,469 SOLE		N/A	 112,889    0	   239,580
KILROY REALTY CORP		COM		49427F108  1,942  53,243  SOLE		N/A	 17,053     0	   36,190
LASALLE HOTEL PROPERTIES	COM SH BEN INT	517942108  2,987  113,135 SOLE		N/A	 36,155     0	   76,980
MACERICH CO/THE			COM		554382101  5,037  106,333 SOLE		N/A	 33,996     0	   72,337
NATIONWIDE HEALTH PPTYS INC	COM		638620104  3,386  93,070  SOLE		N/A	 28,310     0	   64,760
PENN REAL ESTATE INVEST TST	SH BEN INT	709102107  3,025  208,187 SOLE		N/A	 66,037     0	   142,150
PROLOGIS			SH BEN INT	743410102  7,437  515,034 SOLE		N/A	 168,863    0	   346,171
POST PROPERTIES INC		COM		737464107  3,206  88,309  SOLE		N/A	 28,109     0	   60,200
PUBLIC STORAGE			COM		74460D109  5,957  58,740  SOLE		N/A	 18,777     0	   39,963
REGENCY CENTERS CORP		COM		758849103  6,202  146,833 SOLE		N/A	 46,873     0	   99,960
RAYONIER INC			COM		754907103  669 	  12,735  SOLE		N/A	 1,735 	    0	   11,000
SUNSTONE HOTEL INVESTORS INC	COM		867892101  1,539  148,941 SOLE		N/A	 63,151     0	   85,790
SL GREEN REALTY CORP		COM		78440X101  3,242  48,016  SOLE		N/A	 15,321     0	   32,695
SIMON PROPERTY GROUP INC	COM		828806109  14,322 143,950 SOLE		N/A	 46,095     0	   97,855
UDR INC				COM		902653104  3,903  165,950 SOLE		N/A	 53,000     0	   112,950
VORNADO REALTY TRUST		SH BEN INT	929042109  8,207  98,489  SOLE		N/A	 31,485     0	   67,004
VENTAS INC			COM		92276F100  3,797  72,343  SOLE		N/A	 23,135     0	   49,208
WEINGARTEN REALTY INVESTORS	SH BEN INT	948741103  4,651  195,763 SOLE		N/A	 62,853     0	   132,910



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2/9/11
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
December 31, 2010.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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